Quarterly Holdings Report
for
Fidelity® International Value Fund
July 31, 2022
FIV-NPRT3-0922
1.834741.116
Common Stocks - 93.4%
	Shares	Value ($)
Australia - 7.0%
BHP Group Ltd.	794,518	21,742,268
Evolution Mining Ltd.	499,753	923,183
Macquarie Group Ltd.	63,884	8,176,091
National Australia Bank Ltd.	358,542	7,743,255
Woodside Energy Group Ltd.	285,364	6,443,656
TOTAL AUSTRALIA		45,028,453
Austria - 0.4%
Erste Group Bank AG	93,607	2,373,190
Bailiwick of Jersey - 2.2%
Ferguson PLC	20,016	2,508,237
Glencore Xstrata PLC	2,086,500	11,825,659
TOTAL BAILIWICK OF JERSEY		14,333,896
Belgium - 1.1%
KBC Group NV	101,116	5,296,153
UCB SA	26,500	2,066,534
TOTAL BELGIUM		7,362,687
Canada - 0.7%
Nutrien Ltd.	54,900	4,699,651
Denmark - 0.9%
DSV A/S	15,200	2,561,215
ORSTED A/S (a)	26,300	3,061,758
TOTAL DENMARK		5,622,973
Finland - 1.2%
Sampo Oyj (A Shares)	172,434	7,449,623
France - 13.2%
Air Liquide SA	66,770	9,179,701
ALTEN	12,500	1,681,272
AXA SA	428,505	9,873,841
BNP Paribas SA	188,800	8,920,295
Capgemini SA	21,593	4,090,512
Euroapi SASU (b)(c)	5,559	93,780
Sanofi SA	170,179	16,911,291
Teleperformance	11,900	3,968,590
TotalEnergies SE	387,505	19,792,740
VINCI SA	66,000	6,326,679
Vivendi SA	468,092	4,443,756
TOTAL FRANCE		85,282,457
Germany - 9.6%
Bayer AG	133,700	7,798,755
Deutsche Post AG	132,600	5,296,027
Hannover Reuck SE	41,500	5,866,005
Linde PLC	25,814	7,793,597
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	14,800	3,355,253
Rheinmetall AG	39,150	7,156,371
RWE AG	165,400	6,792,311
Siemens AG	95,139	10,612,193
Vonovia SE	222,229	7,404,631
TOTAL GERMANY		62,075,143
Hong Kong - 0.9%
AIA Group Ltd.	548,200	5,507,574
India - 0.8%
Reliance Industries Ltd. sponsored GDR (a)	84,800	5,350,880
Indonesia - 0.5%
PT Bank Rakyat Indonesia (Persero) Tbk	9,951,294	2,937,551
Ireland - 1.9%
CRH PLC	191,802	7,360,241
Ryanair Holdings PLC sponsored ADR (b)	65,900	4,810,700
TOTAL IRELAND		12,170,941
Italy - 1.4%
Enel SpA	1,000,200	5,042,276
Mediobanca SpA	500,125	4,273,237
TOTAL ITALY		9,315,513
Japan - 22.4%
DENSO Corp.	118,600	6,486,836
FUJIFILM Holdings Corp.	7,900	451,264
Fujitsu Ltd.	32,400	4,343,620
Hitachi Ltd.	249,300	12,621,574
Hoya Corp.	57,900	5,801,096
Ibiden Co. Ltd.	59,400	1,752,987
Idemitsu Kosan Co. Ltd.	127,300	3,310,412
Itochu Corp.	264,500	7,699,507
Minebea Mitsumi, Inc.	236,470	4,253,652
Mitsubishi Estate Co. Ltd.	169,400	2,515,864
Mitsubishi UFJ Financial Group, Inc.	1,936,461	10,910,975
Mitsui Fudosan Co. Ltd.	132,100	2,952,360
ORIX Corp.	452,500	8,064,377
Recruit Holdings Co. Ltd.	56,900	2,126,527
Renesas Electronics Corp. (b)	461,688	4,397,508
Shin-Etsu Chemical Co. Ltd.	67,400	8,633,555
Shiseido Co. Ltd.	50,600	2,081,343
SoftBank Group Corp.	113,100	4,750,969
Sony Group Corp.	69,600	5,904,026
Sumitomo Mitsui Financial Group, Inc.	239,300	7,507,344
Suzuki Motor Corp.	131,930	4,324,581
TIS, Inc.	95,001	2,693,670
Tokio Marine Holdings, Inc.	153,348	8,976,982
Toyota Motor Corp.	1,344,325	21,819,790
TOTAL JAPAN		144,380,819
Korea (South) - 0.4%
Samsung Electronics Co. Ltd.	48,900	2,306,027
Luxembourg - 0.6%
ArcelorMittal SA (Netherlands)	160,486	3,922,651
Netherlands - 2.5%
Airbus Group NV	45,600	4,916,670
NN Group NV	147,168	6,870,868
Universal Music Group NV	187,219	4,237,987
TOTAL NETHERLANDS		16,025,525
Norway - 1.1%
Equinor ASA	176,400	6,792,090
Singapore - 1.5%
United Overseas Bank Ltd.	484,605	9,668,520
South Africa - 0.1%
Thungela Resources Ltd.	30,581	538,885
Spain - 1.7%
Banco Santander SA (Spain)	2,889,982	7,230,366
Cellnex Telecom SA (a)	50,600	2,263,294
Unicaja Banco SA (a)	1,359,500	1,173,413
TOTAL SPAIN		10,667,073
Sweden - 1.5%
Investor AB (B Shares)	376,940	7,003,038
Sandvik AB	147,400	2,716,021
TOTAL SWEDEN		9,719,059
Switzerland - 6.0%
Novartis AG	71,160	6,114,755
Roche Holding AG (participation certificate)	14,140	4,694,544
Swiss Life Holding AG	8,633	4,560,248
UBS Group AG	678,958	11,026,278
Zurich Insurance Group Ltd.	27,661	12,074,811
TOTAL SWITZERLAND		38,470,636
United Kingdom - 13.8%
Anglo American PLC (United Kingdom)	254,096	9,184,270
AstraZeneca PLC (United Kingdom)	100,612	13,234,632
BAE Systems PLC	859,134	8,074,782
Beazley PLC	463,148	3,056,997
BP PLC	2,377,080	11,634,057
Imperial Brands PLC	185,834	4,080,233
Lloyds Banking Group PLC	12,945,325	7,167,288
Shell PLC ADR	443,600	23,679,370
Standard Chartered PLC (United Kingdom)	1,303,598	8,985,300
TOTAL UNITED KINGDOM		89,096,929
TOTAL COMMON STOCKS (Cost $621,431,513)		601,098,746

Nonconvertible Preferred Stocks - 1.1%
	Shares	Value ($)
Germany - 1.1%
Porsche Automobil Holding SE (Germany) (Cost $7,036,282)	97,900	7,086,176

Money Market Funds - 5.2%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (d)	33,032,669	33,039,275
Fidelity Securities Lending Cash Central Fund 2.01% (d)(e)	16	16
TOTAL MONEY MARKET FUNDS (Cost $33,039,291)		33,039,291

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $661,507,086)	641,224,213
NET OTHER ASSETS (LIABILITIES) - 0.3%	2,193,324
NET ASSETS - 100.0%	643,417,537

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,849,345 or 1.8% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	6,277,780	261,451,467	234,689,972	96,952	-	-	33,039,275	0.1%
Fidelity Securities Lending Cash Central Fund 2.01%	-	81,609,148	81,609,132	105,427	-	-	16	0.0%
Total	6,277,780	343,060,615	316,299,104	202,379	-	-	33,039,291

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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